Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Accrued Expenses and Other Liabilities

8.	Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following:

	December 31,
	2020	2019
	(dollars in thousands)
Land development and home construction accrual	$25,910	$15,353
Warranty accrual	11,730	8,693
Accrued compensation and benefits	10,966	9,198
Lease liabilities	6,396	6,711
Sales tax payable	1,867	201
Income tax payable	1,355	5,741
Interest payable	1,134	425
Other deposits and liabilities	3,511	1,724
Total accrued expenses and other liabilities	$62,869	$48,046

Changes in the Company’s warranty accrual are detailed in the table below:

	December 31,
	2020	2019
	(dollars in thousands)
Beginning warranty accrual	$8,693	$3,616
Warranty provision	3,843	5,381
Warranty payments	(806)	(304)
Ending warranty accrual	$11,730	$8,693